EQUITY - Distribution of capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Capital	R$ 63,571,416	R$ 63,571,416
Total shares outstanding	1,663,556,731	1,676,938,271
Book value per share	R$ 41.12	R$ 41.70
Capital
EQUITY
Number	1,676,938,271	1,690,984,923
Percentage of shares issued	100.00%	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,241,119	1,244,241,119
Percentage of shares issued	74.20%	73.58%
Capital | Telefonica Latinoamerica Holding Sl [Member]
EQUITY
Number	634,399,555	503,329,803
Percentage of shares issued	37.83%	29.77%
Capital | Telefonica SA [Member]
EQUITY
Number	608,905,051	407,279,213
Percentage of shares issued	36.31%	24.09%
Capital | SP Telecomunicacoes Participacoes Ltd [Member]
EQUITY
Number		332,695,590
Percentage of shares issued	0.00%	19.67%
Capital | Telefonica Chile SA [Member]
EQUITY
Number	936,513	936,513
Percentage of shares issued	0.06%	0.05%
Capital | Other shareholders
EQUITY
Number	419,315,612	432,697,152
Percentage of shares issued	25.00%	25.59%
Treasury share
EQUITY
Number	13,381,540	14,046,652
Percentage of shares issued	0.80%	0.83%
Treasury Shares	(13,381,540)	(14,046,652)	(2,810,752)